Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 87.5%
Issuer	Shares	Value ($)
Communication Services 6.8%
Diversified Telecommunication Services 6.2%
AT&T, Inc.	1,060,000	30,220,600
Verizon Communications, Inc.	825,000	49,079,250
Total		79,299,850
Media 0.6%
Comcast Corp., Class A	165,000	7,632,900
Total Communication Services		86,932,750
Consumer Discretionary 3.8%
Hotels, Restaurants & Leisure 1.0%
Extended Stay America, Inc.	500,000	5,975,000
Wyndham Destinations, Inc.	210,000	6,459,600
Total		12,434,600
Household Durables 0.6%
Newell Brands, Inc.	425,000	7,293,000
Multiline Retail 1.2%
Target Corp.	100,000	15,742,000
Specialty Retail 1.0%
Home Depot, Inc. (The)	47,500	13,191,225
Total Consumer Discretionary		48,660,825
Consumer Staples 11.9%
Beverages 4.8%
Coca-Cola Co. (The)	515,000	25,425,550
PepsiCo, Inc.	260,000	36,036,000
Total		61,461,550
Food Products 1.9%
General Mills, Inc.	152,500	9,406,200
JM Smucker Co. (The)	60,000	6,931,200
Kraft Heinz Co. (The)	285,000	8,535,750
Total		24,873,150
Household Products 2.1%
Kimberly-Clark Corp.	87,500	12,920,250
Procter & Gamble Co. (The)	105,000	14,593,950
Total		27,514,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.1%
Altria Group, Inc.	375,000	14,490,000
Philip Morris International, Inc.	340,000	25,496,600
Total		39,986,600
Total Consumer Staples		153,835,500
Energy 6.4%
Oil, Gas & Consumable Fuels 6.4%
Chevron Corp.	525,000	37,800,000
ConocoPhillips Co.	185,000	6,075,400
Exxon Mobil Corp.	460,000	15,791,800
Valero Energy Corp.	230,000	9,963,600
Williams Companies, Inc. (The)	640,000	12,576,000
Total		82,206,800
Total Energy		82,206,800
Financials 14.1%
Banks 9.7%
Citigroup, Inc.	460,000	19,830,600
JPMorgan Chase & Co.	610,000	58,724,700
KeyCorp	800,000	9,544,000
PNC Financial Services Group, Inc. (The)	127,500	14,013,525
Truist Financial Corp.	260,000	9,893,000
U.S. Bancorp	365,000	13,085,250
Total		125,091,075
Capital Markets 1.5%
Ares Capital Corp.	455,000	6,347,250
Morgan Stanley	265,000	12,812,750
Total		19,160,000
Insurance 2.9%
Hartford Financial Services Group, Inc. (The)	160,000	5,897,600
MetLife, Inc.	350,000	13,009,500
Principal Financial Group, Inc.	235,000	9,463,450
Travelers Companies, Inc. (The)	87,500	9,466,625
Total		37,837,175
Total Financials		182,088,250
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.9%
Biotechnology 4.9%
AbbVie, Inc.	400,000	35,036,000
Amgen, Inc.	112,500	28,593,000
Total		63,629,000
Pharmaceuticals 11.0%
Bristol-Myers Squibb Co.	435,000	26,226,150
Eli Lilly and Co.	90,000	13,321,800
Johnson & Johnson	440,000	65,507,200
Merck & Co., Inc.	245,000	20,322,750
Pfizer, Inc.	435,000	15,964,500
Total		141,342,400
Total Health Care		204,971,400
Industrials 6.0%
Aerospace & Defense 0.7%
Raytheon Technologies Corp.	160,000	9,206,400
Air Freight & Logistics 1.9%
United Parcel Service, Inc., Class B	145,000	24,161,350
Electrical Equipment 0.9%
Eaton Corp. PLC	120,000	12,243,600
Machinery 1.4%
Caterpillar, Inc.	120,000	17,898,000
Road & Rail 1.1%
Union Pacific Corp.	70,000	13,780,900
Total Industrials		77,290,250
Information Technology 12.0%
Communications Equipment 2.8%
Cisco Systems, Inc.	925,000	36,435,750
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	315,000	10,209,150
IT Services 2.3%
International Business Machines Corp.	240,000	29,200,800
Semiconductors & Semiconductor Equipment 4.1%
Broadcom, Inc.	85,000	30,967,200
Texas Instruments, Inc.	150,000	21,418,500
Total		52,385,700
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.7%
NortonLifeLock, Inc.	465,000	9,690,600
Technology Hardware, Storage & Peripherals 1.3%
HP, Inc.	525,000	9,969,750
Seagate Technology PLC	145,000	7,144,150
Total		17,113,900
Total Information Technology		155,035,900
Materials 1.6%
Chemicals 1.1%
Dow, Inc.	300,000	14,115,000
Metals & Mining 0.5%
Steel Dynamics, Inc.	225,000	6,441,750
Total Materials		20,556,750
Real Estate 5.8%
Equity Real Estate Investment Trusts (REITS) 5.8%
Agree Realty Corp.	100,000	6,364,000
Alexandria Real Estate Equities, Inc.	60,000	9,600,000
Crown Castle International Corp.	82,500	13,736,250
Duke Realty Corp.	350,000	12,915,000
Highwoods Properties, Inc.	175,000	5,874,750
Life Storage, Inc.	67,500	7,105,725
Medical Properties Trust, Inc.	725,000	12,781,750
QTS Realty Trust Inc., Class A	107,500	6,774,650
Total		75,152,125
Total Real Estate		75,152,125
Utilities 3.2%
Electric Utilities 1.5%
Edison International	190,000	9,659,600
Pinnacle West Capital Corp.	120,000	8,946,000
Total		18,605,600
Multi-Utilities 1.7%
Ameren Corp.	170,000	13,443,600
NiSource, Inc.	400,000	8,800,000
Total		22,243,600
Total Utilities		40,849,200
Total Common Stocks (Cost $1,132,094,589)		1,127,579,750

2	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2020 (Unaudited)
Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.7%
AXA SA(a)
05/15/2021	7.250%	10,500,000	9,195,270
Total Convertible Bonds (Cost $10,340,192)			9,195,270

Convertible Preferred Stocks 8.6%
Issuer		Shares	Value ($)
Communication Services 0.8%
Diversified Telecommunication Services 0.8%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	9,250	9,950,965
Total Communication Services			9,950,965
Consumer Discretionary 0.6%
Auto Components 0.6%
Aptiv PLC	5.500%	62,500	7,093,750
Total Consumer Discretionary			7,093,750
Financials 0.5%
Capital Markets 0.5%
KKR & Co., Inc.	6.000%	131,794	6,853,288
Total Financials			6,853,288
Health Care 2.3%
Health Care Equipment & Supplies 2.3%
Becton Dickinson and Co.	6.000%	185,000	9,705,100
Boston Scientific Corp.	5.500%	90,000	10,068,300
Danaher Corp.	5.000%	8,200	10,347,826
Total			30,121,226
Total Health Care			30,121,226
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 0.5%
Machinery 0.5%
Stanley Black & Decker, Inc.	5.250%	70,000	7,063,000
Total Industrials			7,063,000
Utilities 3.9%
Electric Utilities 1.0%
NextEra Energy, Inc.	6.219%	281,000	13,431,800
Multi-Utilities 2.4%
Dominion Energy, Inc.	7.250%	97,500	9,932,325
DTE Energy Co.	6.250%	450,000	20,351,250
Total			30,283,575
Water Utilities 0.5%
Essential Utilities, Inc.	6.000%	115,000	6,132,145
Total Utilities			49,847,520
Total Convertible Preferred Stocks (Cost $106,131,081)			110,929,749

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	39,187,482	39,183,564
Total Money Market Funds (Cost $39,186,469)		39,183,564
Total Investments in Securities (Cost: $1,287,752,331)		1,286,888,333
Other Assets & Liabilities, Net		1,926,038
Net Assets		1,288,814,371

Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $19,146,235, which represents 1.49% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	15,298,105	245,080,794	(221,192,902)	(2,433)	39,183,564	(2,093)	106,502	39,187,482
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2020